Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements
Note 2 — Restatement of Previously Issued Financial Statements
In certain of the Company’s previously issued financial statements, a portion of the Public Shares were classified as permanent equity to maintain shareholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient Public Shares that do not redeem at the merger and so the Company believed that it was appropriate to classify the portion of its Public Shares required to keep its shareholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”
However, as a result of recent guidance to special purpose acquisition companies by the SEC regarding redeemable equity instruments, management revisited the Company’s application of ASC
480-10-99
in relation to the valuation of its Class A ordinary shares subject to possible redemption as discussed in Note 3 and 8. Upon re-evaluation,
management determined that the public shares include certain provisions that require classification of the public shares as temporary equity regardless of the minimum net tangible asset required by the Company to complete its initial business combination.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts are material to the Company’s previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all Public Shares as temporary equity. As such the Company is restating those periods in this Quarterly Report.
Impact of the Restatement
The impacts to the balance sheet as of February 26, 2021, the balance sheet and statement of shareholders’ equity (deficit) as of March 31, 2021, the statement of operations for the three months ended March 31, 2021, the balance sheet and statement of shareholders’ equity (deficit) as of June 30, 2021 and the statement of operations for the three months and six months ended June 30, 2021 is presented below:

	As Reported	Adjustment	As Restated
Balance Sheet as of February 26, 2021 (as restated in footnote 2 of the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 24, 2021)
Class A ordinary shares subject to possible redemption ($)	$302,369,830	$42,630,170	$345,000,000
Shareholders’ equity (deficit)
Class A ordinary shares, $0.0001 par value	426	(426)	—
Class B ordinary shares, $0.0001 par value	863	—	863
Additional paid-in capital	8,956,314	(8,956,314)	—
Retained Earnings (Accumulated Deficit)	(3,957,602)	(33,673,430)	(37,631,032)

Total shareholders’ equity (deficit)	$5,000,001	$(42,630,170)	$(37,630,169)

Shares subject to possible redemption	30,236,983	4,263,017	34,500,000

Balance Sheet as of March 31, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 24, 2021)
Class A ordinary shares subject to possible redemption ($)	$301,417,916	$43,589,237	$345,007,153
Shareholders’ equity (deficit)
Class A ordinary shares, $0.0001 par value	436	(436)	—
Class B ordinary shares, $0.0001 par value	863	—	863
Additional paid-in capital	9,908,218	(9,908,218)	—
Retained Earnings (Accumulated Deficit)	(4,909,508)	(33,680,583)	(38,590,091)

Total shareholders’ equity (deficit)	$5,000,009	$(43,589,237)	$(38,589,228)

Shares subject to possible redemption	30,141,792	4,358,208	34,500,000

	As Reported	Adjustment	As Restated
Statement of Changes in Shareholders’ Equity (Deficit) as of March 31, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 24, 2021)
Class A ordinary shares outstanding	4,358,208	(4,358,208)	—
Class A ordinary shares	$436	$(436)	$—
Additional Paid-In-Capital	9,908,218	(9,908,218)	—
Retained Earnings (Accumulated Deficit)	(4,909,508)	(33,680,583)	(38,590,091)

Total Shareholders’ Equity (Deficit)	$5,000,009	$(43,589,237)	$(38,589,228)

Statement of Operations for the three months ended March 31, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 24, 2021)
Weighted average shares outstanding, Redeemable Class A ordinary shares	30,234,183	(17,584,183)	12,650,000
Basic and diluted net income per share, Redeemable Class A ordinary shares	$—	$(0.24)	$(0.24)
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares	9,536,531	(1,624,031)	7,912,500
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares	$(0.51)	$0.27	$(0.24)

Balance Sheet as of June 30, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 10, 2021)
Class A ordinary shares subject to possible redemption ($)	$310,663,596	$34,355,983	$345,019,579
Shareholders’ equity (deficit)
Class A ordinary shares, $0.0001 par value	344	(344)	—
Class B ordinary shares, $0.0001 par value	863	—	863
Additional paid-in capital	662,630	(662,630)	—
Retained Earnings (Accumulated Deficit)	4,336,166	(33,693,009)	(29,356,843)

Total shareholders’ equity (deficit)	$5,000,003	$(34,355,983)	$(29,355,980)

Shares subject to possible redemption	31,066,360	3,433,640	34,500,000

Statement of Changes in Shareholders’ Equity (Deficit) as of June 30, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 10, 2021)
Class A ordinary shares outstanding	3,433,640	(3,433,640)	—
Class A ordinary shares	$344	$(344)	$—
Additional Paid-In-Capital	662,630	(662,630)	—
Retained Earnings (Accumulated Deficit)	4,336,166	(33,693,009)	(29,356,843)

Total Shareholders’ Equity (Deficit)	$5,000,003	$(34,355,983)	$(29,355,980)

	As Reported	Adjustment	As Restated
Statement of Operations for the three months ended June 30, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 10, 2021)
Weighted average shares outstanding, Redeemable Class A ordinary shares	30,151,952	4,348,048	34,500,000
Basic and diluted net income per share, Redeemable Class A ordinary shares	$—	$0.21	$0.21
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares	12,973,048	(4,348,048)	8,625,000
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares	$0.71	$(0.50)	$0.21

Statement of Operations for the six months ended June 30, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 10, 2021)
Weighted average shares outstanding, Redeemable Class A ordinary shares	30,175,080	(6,539,721)	23,635,359
Basic and diluted net income per share, Redeemable Class A ordinary shares	$—	$0.14	$0.14
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares	11,263,757	(2,993,039)	8,270,718
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares	$0.41	$(0.27)	$0.14